Note 13 - Related Party Transactions (Details) (USD $)				12 Months Ended			3 Months Ended					12 Months Ended				12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Late Fees [Member] Osprey South, LLC [Member]	Jul. 01, 2011 Osprey South, LLC [Member] Five Year Lease Agreement [Member]	Sep. 01, 2009 Osprey South, LLC [Member] Five Year Lease Agreement [Member]	Mar. 31, 2014 Osprey South, LLC [Member]	Mar. 31, 2013 Osprey South, LLC [Member]	Mar. 31, 2014 Chief Operating Officer [Member]	Jul. 01, 2011 Osprey South, LLC [Member] 5 Year Lease Agreement [Member]	Sep. 01, 2009 Osprey South, LLC [Member] 5 Year Lease Agreement [Member]	Dec. 31, 2013 Osprey South, LLC [Member]	Dec. 31, 2012 Osprey South, LLC [Member]	Dec. 31, 2013 Chief Operating Officer [Member]	Dec. 31, 2012 Shareholder [Member]	Dec. 31, 2013 Reimbursement of Prior Years' Self-Employment Taxes [Member]
Note 13 - Related Party Transactions (Details) [Line Items]
Lease Agreement Monthly Payment					$ 10,000	$ 4,500				$ 10,000	$ 4,500
Operating Leases, Rent Expense				26,377			30,000	30,000				146,377	120,000
Accrued Rent							104,662	112,962				112,962	19,761
Convertible Notes Payable									75,000					75,000
Interest Payable	182,937	158,869	134,559						10,113					8,613
Operating Leases, Future Minimum Payments Due												300,000
Related Party Transaction, Amounts of Transaction																31,879
Related Party Transaction, Due from (to) Related Party															$ 12,500